UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549



                                    FORM N-Q
                   Quarterly Schedule of Portfolio Holdings of
                    Registered Management Investment Company

                  Investment Company Act File Number: 811-5446


                        Intermediate Bond Fund of America
               (Exact Name of Registrant as specified in charter)

                              333 South Hope Street
                          Los Angeles, California 90071
                    (Address of principal executive offices)




       Registrant's telephone number, including area code: (213) 486-9200

                    Date of fiscal year end: August 31, 2005

                   Date of reporting period: November 30, 2004





                                Julie F. Williams
                     Capital Research and Management Company
                              333 South Hope Street
                          Los Angeles, California 90071
                     (name and address of agent for service)


                                   Copies to:
                                 Michael Glazer
                      Paul, Hastings, Janofsky & Walker LLP
                             515 South Flower Street
                          Los Angeles, California 90071
                          (Counsel for the Registrant)

ITEM 1 - Schedule of Investments

[logo - American Funds (r)]

INTERMEDIATE BOND FUND OF AMERICA
INVESTMENT PORTFOLIO
November 30, 2004                                                    unaudited

                                                                                            Principal amount     Market value
BONDS AND NOTES -- 92.36%                                                                              (000)            (000)

CORPORATE BONDS -- 28.80%
Financials -- 15.87%
SLM Corp. 2.06% 2005(1)                                                                             $  4,000         $  4,007
USA Education, Inc. 5.625% 2007                                                                        9,035            9,434
SLM Corp., Series A, 3.625% 2008                                                                      17,500           17,356
SLM Corp., Series A, 3.95% 2008                                                                        5,000            5,020
SLM Corp., Series A, 3.85% 2009(1)                                                                     5,000            5,058
SLM Corp., Series A, 4.00% 2009                                                                       12,250           12,193
SLM Corp., Series A, 5.375% 2014                                                                       5,000            5,111
J.P. Morgan Chase & Co. 5.625% 2006                                                                    5,000            5,195
J.P. Morgan Chase & Co. 5.35% 2007                                                                    11,050           11,494
BANK ONE CORP. 2.625% 2008                                                                             6,000            5,744
J.P. Morgan Chase & Co. 4.00% 2008                                                                    15,000           15,078
J.P. Morgan Chase & Co. 3.50% 2009                                                                     5,000            4,885
J.P. Morgan Chase & Co. 5.125% 2014                                                                    3,500            3,492
Midland Bank PLC 8.625% 2004                                                                           4,200            4,209
Household Finance Corp. 8.00% 2005                                                                     3,250            3,326
Household Finance Corp. 3.375% 2006                                                                    3,000            3,007
Household Finance Corp. 5.75% 2007                                                                     8,000            8,368
Household Finance Corp. 7.875% 2007                                                                    6,250            6,829
Household Finance Corp. 4.125% 2008                                                                   13,500           13,513
Household Finance Corp. 6.40% 2008                                                                     3,000            3,236
MetLife, Inc. 3.911% 2005                                                                             25,515           25,666
Metropolitan Life Global Funding I, Series 2004-10, 3.375% 2007(2)                                    12,000           11,880
Metropolitan Life Global Funding I, Series 2004-7, 4.25% 2009(2)                                       4,000            4,001
Prudential Insurance Co. of America 6.375% 2006(2)                                                    14,325           15,102
PRICOA Global Funding I, Series 2003-2, 3.90% 2008(2)                                                 10,000            9,938
PRICOA Global Funding I, Series 2004-4, 4.35% 2008(2)                                                  3,000            3,034
Prudential Funding LLC 6.60% 2008(2)                                                                  11,795           12,755
Monumental Global Funding Trust II, Series 2001-B, 6.05% 2006(2)                                       8,625            8,907
Monumental Global Funding Trust II, Series 2002-A, 5.20% 2007(2)                                      19,350           20,128
Monumental Global Funding II, Series 2004-B, 3.90% 2009(2)                                             5,000            4,922
Monumental Global Funding II, Series 2004-F, 4.375% 2009(2)                                            2,000            2,002
Citicorp Lease Pass Through Trust, Series 1999-1, Class A-1, 7.22% 2005(2),(3)                         2,122            2,169
Citigroup Inc. 5.75% 2006                                                                              7,000            7,251
Citigroup Inc. 3.50% 2008                                                                             22,500           22,371
Citigroup Inc. 5.625% 2012                                                                             3,000            3,181
AIG SunAmerica Global Financing II 7.60% 2005(2)                                                       4,000            4,101
ASIF Global Financing XXVIII 2.22% 2007(1),(2)                                                         7,000            7,000
International Lease Finance Corp., Series P, 3.125% 2007                                               5,000            4,932
ASIF Global Financing XVIII 3.85% 2007(2)                                                              3,000            3,004
International Lease Finance Corp. 4.50% 2008                                                           3,000            3,035
International Lease Finance Corp., Series O, 4.55% 2009                                                1,600            1,610
International Lease Finance Corp. 4.75% 2009                                                           9,000            9,157
Wells Fargo & Co. 7.25% 2005                                                                           4,000            4,122
Wells Fargo Financial, Inc. 7.60% 2005                                                                 3,500            3,572
Wells Fargo & Co. 3.50% 2008                                                                          17,000           16,883
Wells Fargo & Co. 3.125% 2009                                                                          5,000            4,822
Wells Fargo Bank National Association 7.80% 2010(1)                                                    1,750            1,795
Jackson National Life Global Funding, Series 2002-1, 5.25% 2007(2)                                    24,500           25,501
Allstate Financial Global Funding LLC 7.125% 2005(2)                                                   2,000            2,065
Allstate Financial Global Funding LLC 6.15% 2006(2)                                                    9,000            9,306
Allstate Financial Global Funding LLC 5.25% 2007(2)                                                   10,600           10,983
Genworth Financial, Inc. 2.03% 2007(1)                                                                12,000           11,965
Genworth Financial, Inc. 4.75% 2009                                                                   10,000           10,185
Nationwide Life Insurance Co. 5.35% 2007(2)                                                           21,350           22,133
HBOS PLC 3.125% 2007(2)                                                                               11,500           11,414
HBOS Treasury Services PLC 3.75% 2008(2)                                                              10,000            9,930
Washington Mutual, Inc. 2.40% 2005                                                                     3,000            2,981
Washington Mutual, Inc. 7.50% 2006                                                                    15,500           16,537
Washington Mutual, Inc. 5.625% 2007                                                                    1,600            1,667
ReliaStar Financial Corp. 8.625% 2005                                                                  2,000            2,023
ReliaStar Financial Corp. 8.00% 2006                                                                  11,470           12,464
ING Security Life Institutional Funding 2.70% 2007(2)                                                  2,000            1,960
ReliaStar Financial Corp. 6.50% 2008                                                                   4,000            4,309
American Express Credit Corp. 2.271% 2006(1)                                                           5,000            5,013
American Express Credit Corp. 3.00% 2008                                                              10,000            9,758
American Express Co. 4.75% 2009                                                                        5,000            5,133
US Bank National Association 2.85% 2006                                                               20,000           19,844
John Hancock Global Funding II, Series 2002-G, 5.00% 2007(2)                                          19,000           19,584
Hartford Financial Services Group, Inc. 2.375% 2006                                                   15,375           15,096
Hartford Financial Services Group, Inc. 4.70% 2007                                                     4,000            4,077
Bank of America Corp. 7.625% 2005                                                                      1,000            1,018
Bank of America Corp. 7.875% 2005                                                                      3,000            3,071
NationsBank Corp. 7.50% 2006                                                                           2,000            2,143
Bank of America Corp. 6.625% 2007                                                                        200              215
Bank of America Corp. 4.375% 2010                                                                     12,000           11,987
Lincoln National Corp. 7.25% 2005                                                                      5,425            5,541
Lincoln National Corp. 6.50% 2008                                                                     11,800           12,747
National Westminster Bank PLC 7.375% 2009                                                              5,000            5,687
National Westminster Bank PLC 7.75% (undated)(1)                                                       2,350            2,577
Kimco Realty Corp., Series A, 6.73% 2005                                                               9,500            9,713
Price REIT, Inc. 7.50% 2006                                                                            4,000            4,321
Kimco Realty Corp., Series C, 3.95% 2008                                                               2,000            1,989
Signet Bank 7.80% 2006                                                                                 2,000            2,164
Wachovia Corp. 3.625% 2009                                                                            13,000           12,805
CIT Group Inc. 3.65% 2007                                                                              7,835            7,792
CIT Group Inc. 7.375% 2007                                                                             3,500            3,792
CIT Group Inc. 6.875% 2009                                                                             3,000            3,327
SocGen Real Estate Co. LLC, Series A, 7.64% (undated)(1),(2)                                          11,250           12,415
Westfield Capital Corp. Ltd. and WT Finance (Australia) Pty Ltd. and WEA
     Finance LLC 4.375% 2010(2)                                                                       11,670           11,453
Suntrust Bank 4.415% 2009                                                                             10,000           10,109
Bank of New York Co., Inc., Series E, 2.20% 2006                                                      10,000            9,863
Weingarten Realty Investors, Series A, 5.263% 2012                                                     6,000            6,130
Weingarten Realty Investors, Series A, 4.857% 2014                                                     3,000            2,941
Principal Life Global Funding I 4.40% 2010(2)                                                          9,000            8,926
Deutsche Bank Capital Funding Trust I, 7.872% 2049(1),(2)                                              7,500            8,539
ABN AMRO Bank NV 7.55% 2006                                                                            8,000            8,536
Skandinaviska Enskilda Banken 6.875% 2009                                                              7,330            8,066
XL Capital Finance (Europe) PLC 6.50% 2012                                                             4,725            5,134
XL Capital Ltd. 5.25% 2014                                                                             2,250            2,203
New York Life Global Funding 3.875% 2009(2)                                                            6,750            6,674
Bayerische Landesbank, Series F, 2.50% 2006                                                            6,625            6,559
Principal Life Insurance Co. 3.20% 2009                                                                6,000            5,780
Den Danske Bank A/S 6.375% 2008(1),(2)                                                                 4,750            4,841
Den Danske Bank A/S 7.40% 2010(2)                                                                        500              543
Swedish Export Credit Corp. 2.875% 2007                                                                5,000            4,947
Barclays Bank PLC 7.40% 2009                                                                           1,250            1,427
Barclays Bank PLC 7.375% (undated)(1),(2)                                                              2,000            2,304
Merita Bank Ltd. 7.50% (undated)(1),(2)                                                                2,825            3,021
Protective Life Insurance Co., Series 2004-D, 4.00% 2009                                               3,000            2,965
Abbey National PLC 6.70% (undated)(1)                                                                  1,775            1,918
                                                                                                                      824,006

CONSUMER DISCRETIONARY -- 3.03%
CBS Corp. 7.15% 2005                                                                                   6,500            6,626
Viacom Inc. 6.40% 2006                                                                                17,250           17,902
Viacom Inc. 5.625% 2007                                                                                5,000            5,236
Viacom Inc. 7.70% 2010                                                                                 4,000            4,638
Target Corp. 5.50% 2007                                                                               17,000           17,778
Target Corp. 3.375% 2008                                                                              15,700           15,550
DaimlerChrysler North America Holding Corp. 6.40% 2006                                                 3,000            3,127
DaimlerChrysler North America Holding Corp. 4.75% 2008                                                 7,000            7,136
DaimlerChrysler North America Holding Corp. 7.20% 2009                                                 5,000            5,542
DaimlerChrysler North America Holding Corp. 7.75% 2011                                                 3,500            4,013
Kohl's Corp. 6.70% 2006                                                                                7,074            7,360
Kohl's Corp. 6.30% 2011                                                                               10,810           11,788
General Motors Acceptance Corp. 4.50% 2006                                                             2,000            2,008
General Motors Acceptance Corp. 6.75% 2006                                                             5,000            5,152
General Motors Acceptance Corp. 6.125% 2007                                                            5,000            5,162
General Motors Acceptance Corp. 7.75% 2010                                                             3,500            3,754
Lowe's Companies, Inc. 7.50% 2005                                                                      3,000            3,140
Lowe's Companies, Inc. 8.25% 2010                                                                      5,000            5,989
Ford Motor Credit Co. 6.875% 2006                                                                      4,250            4,393
Ford Motor Credit Co. 7.375% 2009                                                                      3,500            3,761
Gannett Co., Inc. 4.95% 2005                                                                           2,000            2,014
Gannett Co., Inc. 6.375% 2012                                                                          3,000            3,316
Sony Capital Corp., Series C, 4.95% 2006(2)                                                            5,000            5,141
Cox Radio, Inc. 6.375% 2005                                                                            3,500            3,543
Carnival Corp. 6.15% 2008                                                                              2,901            3,096
                                                                                                                      157,165

TELECOMMUNICATION SERVICES -- 2.89%
SBC Communications Inc. 4.125% 2009                                                                   29,250           29,020
SBC Communications, Inc. 6.25% 2011                                                                    5,000            5,442
AirTouch Communications, Inc. 6.35% 2005                                                               1,500            1,526
Vodafone Group PLC 7.625% 2005                                                                         8,750            8,839
Vodafone Group PLC 7.75% 2010                                                                          9,525           11,028
British Telecommunications PLC 7.875% 2005(1)                                                          7,250            7,595
British Telecommunications PLC 8.375% 2010(1)                                                         11,250           13,413
Verizon Wireless Capital LLC and Cellco Partnership 5.375% 2006                                       17,500           18,173
BellSouth Corp. 4.20% 2009                                                                            18,000           17,940
Telefonica Europe BV 7.75% 2010                                                                       10,000           11,656
Koninklijke KPN NV 7.50% 2005                                                                          4,000            4,146
Koninklijke KPN NV 8.00% 2010                                                                          4,000            4,698
Singapore Telecommunications Ltd. 6.375% 2011(2)                                                       7,000            7,689
Verizon Global Funding Corp. 7.375% 2012                                                               5,000            5,834
Cingular Wireless LLC 5.625% 2006                                                                      3,000            3,122
                                                                                                                      150,121

INDUSTRIALS -- 2.71%
Heller Financial, Inc. 8.00% 2005                                                                      3,500            3,597
General Electric Capital Corp., Series A, 2.85% 2006                                                   5,000            4,989
General Electric Capital Corp., Series A, 5.00% 2007                                                  23,000           23,817
General Electric Capital Corp., Series A, 5.375% 2007                                                 10,000           10,415
General Electric Capital Corp., Series A, 3.50% 2008                                                   9,000            8,920
General Electric Capital Corp., Series A, 6.00% 2012                                                   2,500            2,712
General Electric Co. 5.00% 2013                                                                        2,000            2,034
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class B, 7.156% 2011(2),(3)                                23,087           24,478
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class G, MBIA insured,
     6.664% 2013(2),(3)                                                                                2,511            2,755
John Deere Capital Corp. 3.90% 2008                                                                   18,500           18,604
Caterpillar Financial Inc. 4.50% 2009                                                                 16,750           17,043
Delta Air Lines, Inc., Series 2003-1, Class G, AMBAC insured, 2.85% 2009(1),(3)                        9,275            9,339
Burlington Northern and Santa Fe Railway Co. 6.96% 2009(3)                                             4,141            4,375
Burlington Northern and Santa Fe Railway Co. Pass Through Trust, Series 2002-1,
     5.943% 2022(3)                                                                                      496              528
Northwest Airlines, Inc., Series 2002-1, Class G-2, MBIA insured, 6.264% 2021(3)                       2,397            2,427
Continental Airlines, Inc., MBIA insured, 2.72% 2009(1)                                                2,000            2,019
Southern Capital Corp. Pass Through Trust, Series 2002-1, Class G, MBIA insured,
     5.70% 2023(2),(3)                                                                                 1,553            1,607
Southwest Airlines Co., Series 2001-1, Class A-2, 5.496% 2006(3)                                       1,000            1,029
                                                                                                                      140,688

CONSUMER STAPLES -- 1.98%
Wal-Mart Stores, Inc. 5.45% 2006                                                                       5,000            5,186
Wal-Mart Stores, Inc. 4.375% 2007                                                                     21,000           21,492
Wal-Mart Stores, Inc. 6.875% 2009                                                                      2,000            2,242
Pepsi Bottling Holdings Inc. 5.625% 2009(2)                                                           16,650           17,710
Kraft Foods Inc. 4.625% 2006                                                                           3,000            3,063
Nabisco, Inc. 7.05% 2007                                                                               9,200            9,945
Kraft Foods Inc. 6.25% 2012                                                                            1,600            1,740
Anheuser-Busch Co. Inc. 9.00% 2009                                                                     2,000            2,426
Anheuser-Busch Co. Inc. 6.00% 2011                                                                     9,000            9,768
Diageo Capital PLC 3.50% 2007                                                                         12,000           11,945
CVS Corp. 4.00% 2009(2)                                                                               10,000            9,911
CVS Corp. 6.117% 2013(2),(3)                                                                           1,712            1,808
Costco Wholesale Corp. 5.50% 2007                                                                      5,250            5,469
                                                                                                                      102,705

UTILITIES -- 1.08%
Virginia Electric and Power Co., Series 2002-A, 5.375% 2007                                           13,500           14,018
Alabama Power Co., Series U, 2.65% 2006                                                                5,000            4,975
Georgia Power Co., Series V, 4.10% 2009                                                                7,000            6,968
PSE&G Co., First and Refunding Mortgage Bonds, Series A, 2.055% 2006(1)                                7,500            7,498
Duke Energy Corp. First and Ref. Mortgage Bonds, Series A, 3.75% 2008                                  5,000            4,978
Duke Energy Corp. First and Ref. Mortgage Bonds 4.50% 2010                                             2,250            2,267
Pacificorp Australia LLC, MBIA insured, 6.15% 2008(2)                                                  6,000            6,420
PECO Energy Co., First and Ref. Mortgage Bonds, 3.50% 2008                                             5,300            5,250
Chilquinta Energia Finance Co. LLC, MBIA insured, 6.47% 2008(2)                                        3,500            3,736
                                                                                                                       56,110

HEALTH CARE -- 0.65%
UnitedHealth Group Inc. 7.50% 2005                                                                     1,525            1,581
UnitedHealth Group Inc. 5.20% 2007                                                                     3,000            3,086
UnitedHealth Group Inc. 3.75% 2009                                                                    15,000           14,717
Amgen Inc. 4.00% 2009(2)                                                                              14,500           14,387
                                                                                                                       33,771

ENERGY -- 0.47%
BP Capital Markets PLC 2.35% 2006                                                                     10,000            9,895
BP Capital Markets PLC 2.75% 2006                                                                      8,000            7,919
Oil Enterprises Ltd., MBIA insured, 6.239% 2008(2),(3)                                                 4,530            4,865
Pemex Finance Ltd., AMBAC insured, 6.55% 2008(3)                                                       1,911            1,989
                                                                                                                       24,668

MATERIALS -- 0.12%
E.I. du Pont de Nemours and Co. 4.125% 2010                                                            6,000            5,981

U.S. TREASURY NOTES & BONDS -- 18.14%
U.S. Treasury Obligations 1.625% 2005                                                                128,000          126,840
U.S. Treasury Obligations 5.75% 2005                                                                  86,750           89,244
U.S. Treasury Obligations 2.625% 2006                                                                 50,000           49,649
U.S. Treasury Obligations 3.50% 2006                                                                  63,525           64,121
U.S. Treasury Obligations 5.625% 2006                                                                  6,800            7,033
U.S. Treasury Obligations 6.875% 2006                                                                 48,600           51,379
U.S. Treasury Obligations 7.00% 2006                                                                  31,875           33,927
U.S. Treasury Obligations 3.25% 2007                                                                  14,760           14,779
U.S. Treasury Obligations 6.125% 2007                                                                 30,000           32,264
U.S. Treasury Obligations 6.25% 2007                                                                  47,750           50,973
U.S. Treasury Obligations 3.375% 2008                                                                 20,000           19,894
U.S. Treasury Obligations 3.625% 2008(4)                                                              44,076           48,263
U.S. Treasury Obligations 5.625% 2008                                                                 20,000           21,459
U.S. Treasury Obligations 3.875% 2009(4)                                                              39,946           44,912
U.S. Treasury Obligations 5.00% 2011                                                                  59,500           62,949
U.S. Treasury Obligations 5.00% 2011                                                                  13,250           14,012
U.S. Treasury Obligations 7.50% 2016                                                                  26,000           32,845
U.S. Treasury Obligations 9.25% 2016                                                                  34,750           49,133
U.S. Treasury Obligations 8.125% 2019                                                                 15,000           20,175
U.S. Treasury Obligations 8.75% 2020                                                                  19,490           27,740
U.S. Treasury Obligations 5.25% 2029                                                                  67,250           68,826
U.S. Treasury Obligations Principal Strip 0% 2009                                                      6,750            5,680
U.S. Treasury Obligations Principal Strip 0% 2029                                                     15,000            4,095
U.S. Treasury Obligations Principal Strip 0% 2029                                                      5,600            1,581
                                                                                                                      941,773

ASSET-BACKED OBLIGATIONS(3)--  13.66%
Residential Asset Securities Corp. Trust, Series 2003-KS10, Class A-I-2,
     2.71% 2026                                                                                        7,200            7,174
Residential Asset Securities Corp. Trust, Series 2002-KS8, Class A-3, AMBAC
     insured, 3.69% 2027                                                                               1,965            1,966
Residential Asset Securities Corp. Trust, Series 2003-KS2, Class A-I-3,
     2.66% 2028                                                                                        8,650            8,611
Residential Asset Securities Corp. Trust, Series 2001-KS3, Class A-I-6,
     5.96% 2031                                                                                        7,000            7,189
Residential Asset Securities Corp. Trust, Series 2001-KS3, Class A-I-5,
     6.48% 2031                                                                                        8,143            8,371
Residential Asset Securities Corp. Trust, Series 2003-KS10, Class A-II-B,
     2.491% 2033(1)                                                                                    1,252            1,254
Residential Asset Securities Corp. Trust, Series 2003-KS8, Class A-I-6,
     4.83% 2033                                                                                        1,500            1,513
Residential Asset Securities Corp. Trust, Series 2004-KS2, Class M-II-1,
     2.691% 2034(1)                                                                                    7,000            6,977
CWABS, Inc., Series 2004-12, Class AF- 2, 3.631% 2024                                                  6,939            6,913
CWABS, Inc., Series 2004-10, Class AF-3, 3.842% 2030(1)                                               14,250           14,130
CWABS, Inc., Series 2004-10, Class AF- 4, 4.506% 2032                                                  4,250            4,191
CWABS, Inc., Series 2004-10, Class 2-AV-2, 2.531% 2033(1)                                              5,000            5,005
Drive Auto Receivables Trust, Series 2003-1, Class A-3, MBIA insured,
     2.41% 2007(2)                                                                                    10,000            9,942
Drive Auto Receivables Trust, Series 2002-1, Class A-4, MBIA insured,
     4.09% 2008(2)                                                                                     6,500            6,573
Drive Auto Receivables Trust, Series 2004-A, Class A-4, MBIA insured,
     4.14% 2010(2)                                                                                    13,000           13,146
Banco Itau SA, Series 2002-2, XLCA insured, 2.73% 2006(1),(2)                                         13,500           13,432
Banco Itau SA, Series 2002, XLCA insured, 2.78% 2007(1),(2)                                           15,699           15,581
New Century Home Equity Loan Trust, Series 2001-NC2, Class M-1, 2.96% 2031(1)                         10,720           10,729
New Century Home Equity Loan Trust, Series 2004-A, Class M-II, FGIC insured,
     5.65% 2034                                                                                       10,750           10,844
PECO Energy Transition Trust, Series 1999-A, Class A-6, 6.05% 2009                                    13,150           13,709
PECO Energy Transition Trust, Series 1999-A, Class A-7, 6.13% 2009                                     7,000            7,497
Citibank Credit Card Issuance Trust, Class 2002-A1, 4.95% 2009                                         4,000            4,129
Citibank Credit Card Issuance Trust, Class 2000-A3, 6.875% 2009                                       12,500           13,623
Citibank Credit Card Issuance Trust, Class 2003-A3, 3.10% 2010                                         2,900            2,846
Household Automotive Trust, Series 2001-3, Class A-4, 4.37% 2008                                      20,250           20,422
California Infrastructure and Economic Development Bank, Special Purpose Trust,
     SCE-1, Series 1997-1, Class A-6, 6.38% 2008                                                      12,494           12,885
California Infrastructure and Economic Development Bank, Special Purpose Trust,
     PG&E-1, Series 1997-1, Class A-7, 6.42% 2008                                                      7,108            7,326
SeaWest Securitization, LLC, Series 2002-A, Class A-3, XLCA insured,
     3.58% 2008(2)                                                                                    11,992           12,016
SeaWest Securitization, LLC, Series 2003-A, Class A-2, XLCA insured,
     2.84% 2009(2)                                                                                     7,871            7,872
Long Beach Acceptance Auto Receivables Trust, Series 2002-A, Class A-3, FSA
     insured, 3.175% 2006                                                                              2,464            2,467
Long Beach Acceptance Auto Receivables Trust, FSA insured, 3.04% 2008                                  3,400            3,396
Long Beach Acceptance Auto Receivables Trust, FSA insured, 3.402% 2009                                 4,750            4,738
Long Beach Acceptance Auto Receivables Trust, Series 2004-A, Class A-2, FSA
     insured,  2.841% 2010(1)                                                                          5,000            4,943
Long Beach Acceptance Auto Receivables Trust, FSA insured, 3.777% 2011                                 4,350            4,333
Capital One Multi-asset Execution Trust, Series 2003-1, Class A, 2.49% 2009(1)                        19,000           19,091
Residential Asset Mortgage Products Trust, Series 2004-RZ1, Class A-I-2,
     2.34% 2027(1)                                                                                     2,000            1,970
Residential Asset Mortgage Products Trust, Series 2004-RS3, Class A-I-2,
     3.052% 2029                                                                                       7,500            7,338
Residential Asset Mortgage Products Trust, Series 2004-RS9, Class A-I-4, AMBAC
     insured, 4.767% 2032                                                                              8,550            8,485
Residential Asset Mortgage Products Trust, Series 2003-RZ4, Class A-7,
     4.79% 2033(1)                                                                                     1,000              997
CPS Auto Receivables Trust, Series 2003-A, Class A-2, XLCA insured, 2.89% 2009(2)                      2,700            2,672
CPS Auto Receivables Trust, Series 2002-B, Class A-2, XLCA insured, 3.50% 2009(2)                      8,461            8,500
CPS Auto Receivables Trust, Series 2002-C, Class A-2, XLCA insured, 3.52% 2009(2)                      1,982            1,978
CPS Auto Receivables Trust, Series 2004-A, Class A-2, FSA insured, 3.87% 2010(2)                       5,000            4,998
MMCA Auto Owner Trust, Series 2001-2, Class B, 5.75% 2007                                                798              801
MMCA Auto Owner Trust, Series 2001-3, Class B, 3.05% 2008(1)                                           1,001              995
MMCA Auto Owner Trust, Series 2002-4, Class A-4, 3.05% 2009                                            5,000            4,984
MMCA Auto Owner Trust, Series 2002-3, Class A-4, 3.57% 2009                                            5,000            5,009
MMCA Auto Owner Trust, Series 2002-2, Class A-4, 4.30% 2010                                            5,825            5,843
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A-3,
     4.35% 2014                                                                                       15,888           15,755
ComEd Transitional Funding Trust, Transitional Funding Trust Note, Series 1998,
     Class A-5, 5.44% 2007                                                                             1,166            1,173
ComEd Transitional Funding Trust, Transitional Funding Trust Note, Series 1998,
     Class A-6, 5.63% 2009                                                                            13,300           13,786
Prestige Auto Receivables Trust, Series 2003-1, Class A-2, FSA insured,
     2.41% 2010(2)                                                                                     3,954            3,937
Prestige Auto Receivables Trust, Series 2004-1, Class A-2, FSA insured,
     3.69% 2011(2)                                                                                    10,000           10,006
Capital One Master Trust, Series 1998-1, Class A, 6.31% 2011                                          11,950           12,901
Hyundai Auto Receivables Trust, Series 2002-A, Class B, 3.54% 2009(2)                                 12,125           12,159
Drivetime Auto Owner Trust, Series 2003-A, Class A-3, XLCA insured,
     2.524% 2008(2)                                                                                    5,000            4,994
Drivetime Auto Owner Trust, Series 2004-C, Class A-3, XLCA insured,
     3.493% 2010(2)                                                                                    7,000            6,982
Wells Fargo Mortgage Backed Securities Trust, Series 2004-2, Class AI-4,
     4.43% 2025                                                                                        5,000            4,991
Wells Fargo Mortgage Backed Securities Trust, Series 2004-2, Class AI-5,
     4.89% 2028                                                                                        6,750            6,778
Centex Home Equity Loan Trust, Series 2003-A, Class AF-3, 2.708% 2026                                  9,708            9,693
Centex Home Equity Loan Trust, Series 2003-C, Class AF-6, 4.81% 2033                                   1,700            1,719
Structured Asset Investment Loan Trust, Series 2004-BNC2, Class A4,
     2.28% 2034(1)                                                                                    10,500           10,500
Illinois Power Special Purpose Trust, Series 1998-1, Class A-6, 5.54% 2009                            10,080           10,443
Onyx Acceptance Owner Trust, Series 2002-C, Class A-3, MBIA insured, 3.29% 2006                          891              893
Onyx Acceptance Owner Trust, Series 2002-C, Class A-4, MBIA insured, 4.07% 2009                        9,075            9,157
CWABS, Inc., Series 1999-3, Class MV-1, 3.111% 2030(1)                                                10,000           10,011
Origen Manufactured Housing Contract Trust, Series 2004-B, Class A-1, 2.87% 2013                       3,187            3,171
Origen Manufactured Housing Contract Trust, Series 2004-B, Class A-2, 3.79% 2017                       5,300            5,210
Origen Manufactured Housing Contract Trust, Series 2004-B, Class A-3, 4.75% 2021                       1,500            1,483
WFS Financial Owner Trust, Series 2002-3, Class A-4, 3.50% 2010                                        7,000            7,036
WFS Financial Owner Trust, Series 2004-1, Class A-4, 2.81% 2011                                        2,600            2,565
AmeriCredit Automobile Receivables Trust, Series 2002-D, Class A-3, FSA insured,
     2.72% 2007                                                                                        2,432            2,434
AmeriCredit Automobile Receivables Trust, Series 2003-A-M, Class A-4-A, MBIA
     insured, 3.10% 2009                                                                               2,000            1,993
AmeriCredit Automobile Receivables Trust, Series 2002-C, Class A-4, FSA insured,
     3.55% 2009                                                                                        5,000            5,016
Option One Mortgage Loan Trust, Series 2000-2, Class M-1, 3.051% 2030(1)                               4,688            4,692
Option One Mortgage Loan Trust, Series 2000-3, Class M-1, 3.081% 2030(1)                               4,321            4,326
Nordstrom Private Label Credit Card Master Note Trust, Series 2001-1, Class A,
     4.82% 2010(2)                                                                                     8,750            8,980
Chase Funding Trust, Series 2003-1, Class IA-3, 3.14% 2023                                             3,873            3,871
Chase Funding Trust, Series 1999-3, Class IIM-1, 2.831% 2029(1)                                        4,956            4,961
MBNA Master Credit Card Trust II, Series 2000-D, Class B, 2.53% 2009(1)                                5,750            5,793
MBNA Master Credit Card Trust II, Series 2000-E, Class A, 7.80% 2012                                   2,580            3,034
Conseco Finance Home Equity Loan Trust, Series 2001-B, Class II-M-1, 7.581% 2032                       8,241            8,302
Franklin Auto Trust, Series 2002-1, Class A-4, MBIA insured, 4.51% 2010                                8,007            8,124
PP&L Transition Bond Co. LLC, Series 1999-1, Class A-7, 7.05% 2009                                     6,260            6,687
PP&L Transition Bond Co. LLC, Series 1999-1, Class A-8, 7.15% 2009                                     1,200            1,328
Saxon Asset Securities Trust, Series 2002-2, Class AF-5, 5.99% 2031                                    2,500            2,529
Saxon Asset Securities Trust, Series 2004-2, Class AF-5, 4.99% 2035                                    5,300            5,388
PF Export Receivables Master Trust, Series 2001-B, MBIA insured, 6.60% 2011(2)                         7,375            7,849
Nebhelp Trust, Student Loan Interest Margin Securities, Series 1998-1, Class A,
     MBIA insured, 6.68% 2016(2)                                                                       6,984            7,242
AESOP Funding II LLC, Series 2002-A, Class A-1, AMBAC insured, 3.85% 2006(2)                           7,125            7,163
Morgan Stanley Capital I, Inc., Series 2004-OP1, Class A-2B, 2.35% 2034(1)                             7,000            7,000
ACE Securities Corp. Trust, Series 2003-NC1, 2.601% 2033(1)                                            6,709            6,729
Vanderbilt Mortgage and Finance, Inc., Series 2000-C, Class A-4, 7.905% 2026                           5,000            5,460
SLM Private Credit Student Loan Trust, Series 2002-A, Class A-2, 2.31% 2030(1)                         5,000            5,047
Metris Master Trust, Series 2001-2, Class A, 2.46% 2009(1)                                             5,000            4,989
USAA Auto Owner Trust, Series 2004-3, Class A-3, 3.16% 2009                                            5,000            4,975
UPFC Auto Receivables Trust, Series 2004-A, Class A-3, AMBAC insured, 3.27% 2010                       5,000            4,975
AESOP Funding II LLC, Series 2003-2, Class A-1, MBIA insured, 2.74% 2007(2)                            5,000            4,958
Impac CMB Grantor Trust, Series 2004-6, Class M-4, 3.331% 2034(1)                                      4,741            4,784
Green Tree Financial Corp., Series 1997-6, Class A-6, 6.90% 2029                                       1,274            1,347
Green Tree Financial Corp., Series 1997-6, Class A-7, 7.14% 2029                                       3,001            3,195
AMRESCO Residential Securities Corp. Mortgage Loan Trust, Series 1997-2,
     Class A-7, 7.57% 2027                                                                             4,260            4,256
Conseco Finance Home Equity Loan Trust, Series 2000-B, Class AF-6, 7.80% 2020                          3,185            3,256
CitiFinancial Mortgage Securities Inc., Series 2003-1, Class AF-2, 2.948% 2033                         3,143            3,140
Chase Credit Card Owner Trust, Series 2003-4, Class B, 2.75% 2016(1)                                   3,000            3,069
Pass-through Amortizing Credit Card Trusts, Series 2002-1, Class A-2FL,
     3.46% 2012(1),(2)                                                                                   859              859
Pass-through Amortizing Credit Card Trusts, Series 2002-1A, Class A-2FX,
     4.685% 2012(2)                                                                                    1,932            1,941
Home Equity Asset Trust, Series 2004-7, Class M-1, 2.553% 2035(1)                                      2,500            2,511
Triad Automobile Receivables Trust, Series 2002-A, Class A-3, AMBAC insured,
     2.62% 2007                                                                                        2,330            2,333
Nordstrom Credit Card Master Note Trust, Series 2002-1, Class B, 2.80%
     2010(1),(2)                                                                                       2,250            2,267
Banco Nacional de Mexico, SA, Series 1999-A, Class A-1, MBIA insured, 7.50%
     2006(2)                                                                                           2,140            2,213
Financial Pacific Funding II, LLC, Series 2003-A, Class A, FSA insured, 2.29%
     2009(2)                                                                                           2,166            2,144
Litigation Settlement Monetized Fee Trust I, Series 2001-1, Class A-1, 8.33%
     2031(2)                                                                                           2,084            2,089
Specialty Underwriting, Series 2004-BC4, Class A2-B, 2.39% 2035(1)                                     2,000            2,000
IndyMac Home Equity Mortgage Loan Asset-backed Trust, Series SPMD 2001-A,
     Class AF-6, 6.537% 2030                                                                           1,600            1,607
Rental Car Finance Corp., Series 1999-1, Class C, 6.50% 2007(2)                                        1,333            1,336
Duck Auto Owner Trust, Series 2002-B, Class A, XLCA insured, 3.985% 2007(2)                            1,170            1,170
ACLC Business Loan Receivables Trust, Series 2002-1, Class A-1, 5.408% 2022(2)                           900              900
First Investors Auto Owners Trust, Series 2002-A, Class A, MBIA insured,
     3.46% 2008(2)                                                                                       857              858
CIT Equipment Collateral, Series 2002-VT1, Class B, 3.97% 2009                                           836              835
Navistar Financial Owner Trust, Series 2002-A, Class B, 4.95% 2009                                       787              796
Coast-to-Coast Motor Vehicle Owner Trust, Series 2000-A, Class A-4, MBIA
     insured, 7.33% 2006(2)                                                                              665              667
GRCT Consumer Loan Trust, Series 2001-1A, Class 2BRV, 6.251% 2020(2)                                     423              438
Continental Auto Receivables Owner Trust, Series 2000-B, Class A-4, MBIA
     insured, 6.91% 2005(2)                                                                              251              251
NPF VI, Inc., Series 2002-1, Class A, 2.69% 2008(1),(2),(5),(6)                                        1,500              114
NPF XII, Inc., Series 2001-3, Class A, 5.52% 2007(2),(5),(6)                                           1,000               94
                                                                                                                      709,062

FEDERAL AGENCY OBLIGATIONS -- 10.94%
Freddie Mac 1.50% 2005                                                                                20,750           20,576
Freddie Mac 4.25% 2005                                                                                47,750           48,180
Freddie Mac 1.875% 2006                                                                                2,510            2,477
Freddie Mac 2.375% 2006                                                                               47,000           46,593
Freddie Mac 5.25% 2006                                                                                43,250           44,332
Freddie Mac 5.50% 2006                                                                                14,000           14,529
Freddie Mac 5.75% 2009                                                                               100,000          107,500
Freddie Mac 5.00% 2014                                                                                20,000           20,436
Fannie Mae 6.00% 2005                                                                                  4,500            4,643
Fannie Mae 7.125% 2005                                                                                26,000           26,256
Fannie Mae 2.625% 2006                                                                                38,000           37,582
Fannie Mae 4.25% 2007                                                                                 33,250           33,935
Fannie Mae 6.00% 2008                                                                                 26,000           27,971
Federal Home Loan Bank 2.00% 2006                                                                     21,575           21,313
Federal Home Loan Bank 2.375% 2006                                                                    17,915           17,761
Federal Home Loan Bank 3.375% 2007                                                                    89,500           88,928
United States Government Guaranteed Ship Financing Obligations, Rowan Companies,
     Inc. (Title XI) 5.88% 2012(3)                                                                     4,637            4,927
                                                                                                                      567,939

FEDERAL AGENCY MORTGAGE-BACKED OBLIGATIONS(3)-- 8.45%
Fannie Mae 7.00% 2008                                                                                    218              232
Fannie Mae 8.50% 2008                                                                                     15               15
Fannie Mae 7.00% 2009                                                                                    235              250
Fannie Mae 7.00% 2009                                                                                     55               59
Fannie Mae 7.50% 2009                                                                                    426              445
Fannie Mae 7.50% 2009                                                                                    142              151
Fannie Mae 7.50% 2009                                                                                    129              138
Fannie Mae 7.50% 2009                                                                                     67               69
Fannie Mae 8.50% 2009                                                                                     44               46
Fannie Mae 9.00% 2009                                                                                    294              312
Fannie Mae 9.00% 2009                                                                                    281              300
Fannie Mae 9.50% 2009                                                                                    323              348
Fannie Mae 7.00% 2010                                                                                    138              147
Fannie Mae 9.50% 2010                                                                                     32               34
Fannie Mae 7.00% 2011                                                                                    937              995
Fannie Mae 7.00% 2011                                                                                    416              442
Fannie Mae 7.00% 2011                                                                                     56               59
Fannie Mae 7.00% 2012                                                                                    623              662
Fannie Mae 6.00% 2013                                                                                  8,900            9,353
Fannie Mae 8.50% 2014                                                                                     69               72
Fannie Mae 6.00% 2015                                                                                  6,890            7,240
Fannie Mae 7.00% 2015                                                                                  3,503            3,722
Fannie Mae 7.00% 2015                                                                                    847              900
Fannie Mae 7.00% 2015                                                                                    151              161
Fannie Mae 7.00% 2015                                                                                     82               87
Fannie Mae 7.50% 2015                                                                                  1,734            1,847
Fannie Mae 7.50% 2015                                                                                  1,595            1,699
Fannie Mae 7.50% 2015                                                                                    798              850
Fannie Mae 7.50% 2015                                                                                    723              770
Fannie Mae 7.50% 2015                                                                                    215              229
Fannie Mae 7.50% 2015                                                                                    188              200
Fannie Mae 7.50% 2015                                                                                     99              105
Fannie Mae 9.00% 2015                                                                                    889              966
Fannie Mae 13.50% 2015                                                                                   387              463
Fannie Mae 7.00% 2016                                                                                  2,505            2,662
Fannie Mae 7.00% 2016                                                                                    891              947
Fannie Mae 7.00% 2016                                                                                    745              792
Fannie Mae 7.00% 2016                                                                                    473              503
Fannie Mae 7.00% 2016                                                                                    395              420
Fannie Mae 7.50% 2016                                                                                    681              725
Fannie Mae 9.00% 2016                                                                                  1,165            1,273
Fannie Mae 11.50% 2016                                                                                   502              580
Fannie Mae 5.50% 2017                                                                                  2,010            2,078
Fannie Mae 6.00% 2017                                                                                  2,386            2,503
Fannie Mae 7.00% 2017                                                                                  3,343            3,552
Fannie Mae 7.00% 2017                                                                                  1,761            1,871
Fannie Mae 7.00% 2017                                                                                  1,004            1,067
Fannie Mae 5.00% 2018                                                                                  4,001            4,066
Fannie Mae 5.00% 2018                                                                                  1,608            1,635
Fannie Mae 9.00% 2018                                                                                     36               39
Fannie Mae 10.00% 2018                                                                                   249              283
Fannie Mae 11.50% 2019                                                                                 1,453            1,683
Fannie Mae 11.00% 2020                                                                                   373              434
Fannie Mae 11.00% 2020                                                                                   151              174
Fannie Mae 11.50% 2020                                                                                   351              407
Fannie Mae 10.00% 2021                                                                                   257              287
Fannie Mae 9.50% 2022                                                                                    116              128
Fannie Mae 7.00% 2023                                                                                    149              159
Fannie Mae 7.50% 2023                                                                                    381              411
Fannie Mae 10.00% 2025                                                                                   483              548
Fannie Mae 8.50% 2026                                                                                    102              112
Fannie Mae 9.327% 2026(1)                                                                              2,034            2,264
Fannie Mae 9.50% 2026                                                                                  1,123            1,256
Fannie Mae 8.50% 2027                                                                                    133              147
Fannie Mae 7.50% 2029                                                                                    404              434
Fannie Mae 6.50% 2031                                                                                    168              176
Fannie Mae 7.00% 2031                                                                                    117              125
Fannie Mae 7.50% 2031                                                                                    290              311
Fannie Mae 7.50% 2031                                                                                    239              256
Fannie Mae 6.50% 2032                                                                                  1,006            1,057
Fannie Mae 3.773% 2033(1)                                                                             12,733           12,678
Fannie Mae 3.811% 2033(1)                                                                              4,210            4,194
Fannie Mae 4.042% 2033(1)                                                                              1,469            1,479
Fannie Mae 4.198% 2033(1)                                                                             26,734           26,903
Fannie Mae 6.00% 2034                                                                                 59,645           61,555
Fannie Mae 6.50% 2034                                                                                 21,523           22,614
Fannie Mae, Series 91-50, Class H, 7.75% 2006                                                            392              400
Fannie Mae, Trust D2, 11.00% 2009                                                                        329              356
Fannie Mae, Series 88-16, Class B, 9.50% 2018                                                             51               56
Fannie Mae, Series 90-93, Class G, 5.50% 2020                                                            186              189
Fannie Mae, Series 90-21, Class Z, 9.00% 2020                                                          1,009            1,086
Fannie Mae, Series 2002-W7, Class A-2, 4.80% 2022                                                        117              117
Fannie Mae, Series 2001-4, Class GA, 10.234% 2025(1)                                                   2,014            2,287
Fannie Mae, Series 2001-4, Class NA, 11.82% 2025(1)                                                    5,620            6,508
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2028                                                      4,038            4,336
Fannie Mae, Series 2003-T3, Class 2A-3, 2.869% 2029                                                    6,092            6,083
Fannie Mae, Series 2002-W7, Class A-5, 7.50% 2029                                                      3,304            3,548
Fannie Mae, Series 2001-20, Class D, 11.045% 2031(1)                                                     292              337
Fannie Mae, Series 2003-W10, Class 1A-2B, 3.112% 2037                                                  4,800            4,782
Fannie Mae, Series 2003-W4, Class 1A-2, 3.063% 2038                                                    9,728            9,691
Fannie Mae, Series 1999-T2, Class A-1, 7.50% 2039                                                      1,642            1,761
Fannie Mae, Series 2003-W4, Class 1A-3, 3.991% 2040                                                   19,000           18,922
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041                                                     2,778            2,931
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041                                                       1,517            1,622
Fannie Mae, Series 2002-W1, Class 2A, 7.50% 2042                                                       1,207            1,291
Freddie Mac 7.20% 2006                                                                                 3,554            3,776
Freddie Mac 7.00% 2008                                                                                   231              245
Freddie Mac 8.00% 2008                                                                                    34               35
Freddie Mac 8.50% 2008                                                                                    19               20
Freddie Mac 8.75% 2008                                                                                    62               64
Freddie Mac 8.50% 2009                                                                                   180              190
Freddie Mac 8.00% 2010                                                                                   122              128
Freddie Mac 9.50% 2010                                                                                    19               20
Freddie Mac 8.00% 2012                                                                                   332              353
Freddie Mac 9.50% 2013                                                                                    32               34
Freddie Mac 6.00% 2014                                                                                   269              283
Freddie Mac 6.00% 2014                                                                                   160              168
Freddie Mac 7.00% 2015                                                                                   226              239
Freddie Mac 6.00% 2017                                                                                   986            1,035
Freddie Mac 8.00% 2017                                                                                   565              610
Freddie Mac 8.00% 2017                                                                                   194              210
Freddie Mac 8.00% 2017                                                                                   145              157
Freddie Mac 5.00% 2018                                                                                 6,180            6,276
Freddie Mac 5.00% 2018                                                                                 2,593            2,633
Freddie Mac 5.50% 2018                                                                                 3,258            3,364
Freddie Mac 8.50% 2018                                                                                    51               54
Freddie Mac 10.00% 2018                                                                                  906            1,026
Freddie Mac 11.00% 2018                                                                                  214              244
Freddie Mac 8.50% 2019                                                                                   192              211
Freddie Mac 10.00% 2019                                                                                  794              903
Freddie Mac 8.50% 2020                                                                                    66               72
Freddie Mac 8.50% 2021                                                                                    69               76
Freddie Mac 10.00% 2021                                                                                  384              431
Freddie Mac 10.00% 2025                                                                                  620              700
Freddie Mac 8.50% 2027                                                                                    50               54
Freddie Mac 9.00% 2030                                                                                   634              696
Freddie Mac 4.082% 2033(1)                                                                             2,602            2,605
Freddie Mac 6.00% 2034                                                                                61,000           62,892
Freddie Mac 6.50% 2034                                                                                 3,210            3,374
Freddie Mac, Series H009, Class A-2, 1.876% 2008(1)                                                    3,908            3,819
Freddie Mac, Series 2310, Class B, 9.895% 2015(1)                                                        205              230
Freddie Mac, Series 2310, Class A, 10.607% 2017(1)                                                       858              941
Freddie Mac, Series 1567, Class A, 2.525% 2023(1)                                                        164              158
Freddie Mac, Series T-041, Class 3-A, 7.50% 2032                                                       1,700            1,827
Freddie Mac, Series T-056, Class A-2A, 2.842% 2036                                                    12,604           12,518
Government National Mortgage Assn. 8.50% 2007                                                             38               40
Government National Mortgage Assn. 8.50% 2008                                                            196              206
Government National Mortgage Assn. 8.50% 2008                                                             13               14
Government National Mortgage Assn. 8.50% 2008                                                              5                6
Government National Mortgage Assn. 9.00% 2008                                                            201              216
Government National Mortgage Assn. 9.50% 2009                                                          1,181            1,272
Government National Mortgage Assn. 6.00% 2013                                                          4,284            4,530
Government National Mortgage Assn. 6.00% 2014                                                          5,693            6,009
Government National Mortgage Assn. 6.00% 2014                                                          4,287            4,525
Government National Mortgage Assn. 9.00% 2016                                                             31               35
Government National Mortgage Assn. 5.50% 2017                                                          4,293            4,468
Government National Mortgage Assn. 8.50% 2017                                                            140              153
Government National Mortgage Assn. 8.50% 2020                                                             40               44
Government National Mortgage Assn. 9.50% 2020                                                            129              145
Government National Mortgage Assn. 9.50% 2020                                                            115              128
Government National Mortgage Assn. 8.50% 2021                                                            428              470
Government National Mortgage Assn. 8.50% 2021                                                            185              204
Government National Mortgage Assn. 8.50% 2021                                                             13               14
Government National Mortgage Assn. 9.00% 2021                                                            160              178
Government National Mortgage Assn. 9.00% 2021                                                             54               60
Government National Mortgage Assn. 7.50% 2022                                                             76               82
Government National Mortgage Assn. 7.50% 2022                                                             54               59
Government National Mortgage Assn. 7.50% 2022                                                              8                9
Government National Mortgage Assn. 8.50% 2022                                                             98              108
Government National Mortgage Assn. 8.50% 2022                                                             64               71
Government National Mortgage Assn. 8.50% 2022                                                             47               52
Government National Mortgage Assn. 7.50% 2023                                                            102              111
Government National Mortgage Assn. 8.00% 2023                                                            202              220
Government National Mortgage Assn. 8.00% 2023                                                             58               63
Government National Mortgage Assn. 8.00% 2023                                                             23               26
Government National Mortgage Assn. 8.50% 2023                                                            355              389
Government National Mortgage Assn. 8.00% 2025                                                             96              104
Government National Mortgage Assn. 7.50% 2027                                                            121              131
Government National Mortgage Assn. 8.00% 2027                                                            265              291
Government National Mortgage Assn. 6.50% 2028                                                            250              265
Government National Mortgage Assn. 7.50% 2028                                                            147              159
Government National Mortgage Assn. 7.50% 2028                                                             70               76
Government National Mortgage Assn. 7.50% 2028                                                             37               40
Government National Mortgage Assn. 7.50% 2028                                                             24               26
Government National Mortgage Assn. 7.50% 2030                                                            189              204
Government National Mortgage Assn. 7.50% 2030                                                            158              170
Government National Mortgage Assn. 8.00% 2030                                                            350              382
Government National Mortgage Assn. 8.00% 2030                                                            342              373
Government National Mortgage Assn. 8.00% 2030                                                            130              142
Government National Mortgage Assn. 8.00% 2030                                                            123              134
Government National Mortgage Assn. 8.00% 2030                                                             85               93
Government National Mortgage Assn. 8.00% 2030                                                             38               42
Government National Mortgage Assn. 7.00% 2031                                                             36               38
Government National Mortgage Assn. 7.50% 2031                                                            119              129
Government National Mortgage Assn. 7.00% 2032                                                          1,015            1,082
Government National Mortgage Assn. 6.00% 2033                                                         25,703           26,624
Government National Mortgage Assn., Series 2004-84, Class A, 3.624% 2017                               3,982            3,940
Government National Mortgage Assn., Series 2002-28, Class A, 4.776% 2018                               3,010            3,082
                                                                                                                      438,564

COMMERCIAL MORTGAGE-BACKED SECURITIES(3) -- 5.82%
CS First Boston Mortgage Securities Corp., Series 2002-FL2, Class A-2,
     2.478% 2010(1),(2)                                                                                2,484            2,480
CS First Boston Mortgage Securities Corp., Series 2001-CF2, Class A-2,
     5.935% 2034                                                                                       9,000            9,219
CS First Boston Mortgage Securities Corp., Series 2002-CKP1, Class A-1,
     4.627% 2035                                                                                       3,914            3,964
CS First Boston Mortgage Securities Corp., Series 2001-CK1, Class A-3,
     6.38% 2035                                                                                        7,000            7,640
CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A-2,
     6.103% 2036                                                                                       5,000            5,329
CS First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A-1,
     4.637% 2037                                                                                       7,901            8,030
CS First Boston Mortgage Securities Corp., Series 1998-C1, Class A-1A,
     6.26% 2040                                                                                        1,358            1,379
CS First Boston Mortgage Securities Corp., Series 1998-C1, Class A-1B,
     6.48% 2040                                                                                        4,000            4,319
CS First Boston Mortgage Securities Corp., Series 1998-C1, Class C, 6.78% 2040                         6,450            7,061
CS First Boston Mortgage Securities Corp., Series 1999-C1, Class D,
     8.103% 2041(1)                                                                                    1,500            1,708
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2001-CIBC1,
     Class A-2, 6.001% 2033                                                                            2,832            2,969
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-C2, Class
     A-1, 4.326% 2034                                                                                 16,099           16,163
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CIBC10,
     Class A-1, 3.175% 2039                                                                            9,767            9,749
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2003-ML1, Class
     A-1, 3.972% 2039                                                                                 12,782           12,662
Bear Stearns Commercial Mortgage Securities Inc., Series 2004-HS2, Class A-1,
     2.36% 2016(1),(2)                                                                                 3,000            3,003
Bear Stearns Commercial Mortgage Securities Inc., Series 1998-C1, Class A-1,
     6.34% 2030                                                                                       10,676           11,109
Bear Stearns Commercial Mortgage Securities Inc., Series 1999-C1, Class X,
     interest only, 1.269% 2031(1),(2)                                                                83,919            3,648
Bear Stearns Commercial Mortgage Securities Inc., Series 1999-C1, 5.91% 2031                           6,057            6,305
Bear Stearns Commercial Mortgage Securities Inc., Series 2002-PBW1, Class A-1,
     3.97% 2035                                                                                        6,322            6,304
Bear Stearns Commercial Mortgage Securities Inc., Series 2001-TOP2, Class A-1,
     6.08% 2035                                                                                        8,109            8,519
Morgan Stanley Capital I, Inc., Series 2003-KIDS, Class A, 2.78% 2016(1),(2)                           9,699            9,714
Morgan Stanley Capital I, Inc., Series 2003-KIDS, Class B, 3.15% 2016(1),(2)                           2,000            2,006
Morgan Stanley Capital I, Inc., Series 1998-HF2, Class A-1, 6.01% 2030                                 1,210            1,226
Morgan Stanley Capital I, Inc., Series 1998-WF2, Class A-1, 6.34% 2030                                 1,032            1,044
Morgan Stanley Capital I, Inc., Series 1999-FNV1, Class A-1, 6.12% 2031                                5,647            5,835
Morgan Stanley Capital I, Inc., Series 1999-FNV1, Class A-2, 6.53% 2031                                4,815            5,230
Morgan Stanley Capital I, Inc., Series 1999-FNV1, Class D, 7.03% 2031                                  4,000            4,395
Morgan Stanley Capital I, Inc., Series 2004-RR2, Class A-1, 4.39% 2033(2)                              2,498            2,510
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036                        2,500            2,766
Banc of America Commercial Mortgage Inc., Series 2003-2, Class A-1, 3.411% 2041                        4,567            4,511
Banc of America Commercial Mortgage Inc., Series 2004-5, Class A-1,  3.812% 2041                       7,000            6,987
Banc of America Commercial Mortgage Inc., Series 2002-2, Class A-1, 3.366% 2043                        7,182            7,171
Salomon Brothers Commercial Mortgage Trust, Series 2000-C3, Class B, 6.758% 2033                       2,000            2,209
Salomon Brothers Commercial Mortgage Trust, Series 2001-C1, Class A-3,
     6.428% 2035                                                                                      13,350           14,574
Chase Commercial Mortgage Securities Corp., Series 2000-2, Class A-1,
     7.543% 2032                                                                                       6,160            6,650
Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A-1,
     7.656% 2032                                                                                       1,189            1,192
Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A-2,
     7.757% 2032                                                                                       6,000            6,872
First Union National Bank Commercial Mortgage Trust, Series 2000-C1, Class A-1,
     7.739% 2032                                                                                       5,273            5,731
First Union National Bank Commercial Mortgage Trust, Series 2002-C1, Class A-1,
     5.585% 2034                                                                                       8,228            8,633
GMAC Commercial Mortgage Securities, Inc., Series 1999-C1, Class A-1, 5.83% 2033                      12,459           12,812
Nomura Asset Securities Corp., Series 1998-D6, Class A-1A, 6.28% 2030                                 11,660           12,111
GE Capital Commerical Mortgage Corp., Series 2002-3, Class A-1, 4.229% 2037                           11,255           11,287
Morgan Stanley Dean Witter Capital I Trust, Series 2002-HQ, Class A-1,
     4.59% 2034                                                                                        4,378            4,433
Morgan Stanley Dean Witter Capital I Trust, Series 2001-TOP5, Class A-3,
     6.16% 2035                                                                                        5,125            5,520
LB-UBS Commercial Mortgage Trust, Series 2001-C7, Class A-3, 5.642% 2025                               4,563            4,798
LB-UBS Commercial Mortgage Trust, Series 2000-C3, Class A-2, 7.95% 2025                                1,750            2,031
DLJ Commercial Mortgage Corp., Series 1998-CF2, Class A-4, 6.90% 2031(1)                               3,250            3,560
DLJ Commercial Mortgage Corp., Series 1999-CG1, Class A-1B, 6.46% 2032                                 1,750            1,908
LB Commercial Mortgage Trust, Series 1998-C1, Class A-3, 6.48% 2030                                    3,544            3,803
GGP Mall Properties Trust, Series 2001-GGP1, Class A-2, 5.007% 2011(2)                                 2,435            2,498
Prudential Securities Secured Financing Corp., Series 1999-NRF1, Class C,
     6.746% 2031                                                                                       2,000            2,192
Commercial Mortgage Acceptance Corp., Series 1998-C2, Class A-1, 5.80% 2030                              323              325
Commercial Mortgage Acceptance Corp., Series 1998-C1, Class A-1, 6.23% 2031                              200              202
Commercial Mortgage Trust, Series 2000-C1, Class A-1, 7.206% 2033                                      1,374            1,467
Tower Ventures, LLC, Series 2004-1, Class A, 3.711% 2034(2)                                            1,385            1,377
Mortgage Capital Funding, Inc., Series 1998-MC1, Class A-1, 6.417% 2030                                1,220            1,220
                                                                                                                      302,360

COLLATERIZED MORTGAGE OBLIGATIONS (PRIVATELY ORIGINATED)(3)-- 5.11%
CS First Boston Mortgage Securities Corp., Series 2002-34, Class I-A-1,
     7.50% 2032                                                                                        4,488            4,609
CS First Boston Mortgage Securities Corp., Series 2002-30, Class I-A-1,
     7.50% 2032                                                                                        3,897            3,998
CS First Boston Mortgage Securities Corp., Series 2003-21, Class V-A-1,
     6.50% 2033                                                                                        6,186            6,410
CS First Boston Mortgage Securities Corp., Series 2003-29, Class V-A-1,
     7.00% 2033                                                                                       12,393           12,882
CS First Boston Mortgage Securities Corp., Series 2004-3, Class IV-A-1,
     6.00% 2034                                                                                       10,265           10,293
CS First Boston Mortgage Securities Corp., Series 2003-AR20, Class II-A-2,
     3.998% 2033(1)                                                                                    2,376            2,364
CS First Boston Mortgage Securities Corp., Series 2003-AR12, Class II-A-2,
     4.343% 2033(1)                                                                                    2,922            2,941
CS First Boston Mortgage Securities Corp., Series 2003-AR28, Class II-A-1,
     4.625% 2033(1)                                                                                    6,122            6,137
CS First Boston Mortgage Securities Corp., Series 2004-AR1, Class II-A-1,
     4.832% 2034(1)                                                                                    8,655            8,649
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR7, Class A-7,
     3.842% 2033(1)                                                                                   14,976           14,715
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR8, Class A,
     4.03% 2033(1)                                                                                     6,223            6,163
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR6, Class A-1,
     4.364% 2033(1)                                                                                   10,933           10,888
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR1, Class A-6,
     4.506% 2033(1)                                                                                    2,155            2,157
WaMu Mortgage Pass-Through Certificates Trust, Series 2004-CB2, Class VII-A,
     5.50% 2019                                                                                        7,610            7,675
Morgan Stanley Mortgage Trust, Series 2004-3, Class 4-A, 5.722% 2034(1)                               28,040           28,243
Structured Asset Securities Corp., Series 1998-RF2, Class A, 7.898% 2027(1),(2)                        4,272            4,555
Structured Asset Securities Corp., Series 1998-RF1, Class A, 8.745% 2027(1),(2)                        4,235            4,443
Structured Asset Securities Corp., Series 1999-RF1, Class A, 7.898% 2028(1),(2)                        6,119            6,461
Structured Asset Securities Corp., Series 2003-17A, Class 3-A1, 4.01% 2033(1)                          8,659            8,590
Banc of America Mortgage Securities Trust, Series 2003-F, Class 1-A-1,
     2.969% 2033(1)                                                                                    4,908            4,871
Banc of America Mortgage Securities Trust, Series 2003-D, Class 1-A-1,
     3.428% 2033(1)                                                                                      443              441
Banc of America Mortgage Securities Trust, Series 2003-F, Class 2-A-1,
     3.734% 2033(1)                                                                                    6,134            6,095
Banc of America Mortgage Securities Trust, Series 2003-G, Class 2-A-1,
     4.088% 2033(1)                                                                                    5,361            5,357
Banc of America Mortgage Securities Trust, Series 2003-D, Class 2-A-1,
     4.183% 2033(1)                                                                                    7,280            7,264
Bear Stearns ARM Trust, Series 2003-6, Class I-A-2, 4.026% 2033(1)                                     2,905            2,894
Bear Stearns ARM Trust, Series 2003-3, Class II-A-2, 4.143% 2033(1)                                    6,700            6,639
Bear Stearns ARM Trust, Series 2004-1, Class I-2-A-5, 4.498% 2034(1)                                   5,897            5,860
Bear Stearns ARM Trust, Series 2003-9, Class III-A-2, 5.055% 2034(1)                                   7,549            7,532
CHL Mortgage Pass-Through Trust, Series 2003-HYB3, Class 4-A-1, 3.495% 2033(1)                         5,623            5,573
CHL Mortgage Pass-Through Trust, Series 2003-27, Class A-1, 3.789% 2033(1)                             7,849            7,806
CHL Mortgage Pass-Through Trust, Series 2004-HYB6, Class A-1, 4.414% 2034(1)                           7,339            7,288
Bear Stearns Asset Backed Securities I Trust, Series 2004-AC2, Class II-A,
     5.00% 2034                                                                                       11,362           11,372
Countrywide Alternative Loan Trust, Series 2004-14T2, Class A-11, 5.50% 2034                           5,000            4,935
Countrywide Alternative Loan Trust, Series 2004-14T2, Class A-6, 5.50% 2034                            4,530            4,587
First Horizon Mortgage Pass Through Trust, Series 2004-AR1, Class II-A-1,
     4.93% 2034(1)                                                                                     7,342            7,345
PUMA Global Trust No.1, Class B, 2.40% 2033(1)                                                         5,500            5,459
Residential Accredit Loans, Inc., Series 2004-QS8, Class A-11, 5.50% 2034                              5,000            4,929
Wells Fargo Mortgage Backed Securities Trust, Series 2003-M, Class A-1,
     4.743% 2033(1)                                                                                    4,164            4,139
MASTR Asset Securitization Trust, Series 2003-2, Class 3-A-13, 5.75% 2033                              2,068            2,076
Paine Webber CMO, Series O, Class 5, 9.50% 2019                                                          421              448
First Nationwide Trust, Series 1999-2, Class 1PA-1, 6.50% 2029                                           267              270
                                                                                                                      265,353

NON-US GOVERNMENT OBLIGATIONS -- 0.72%
KfW International Finance Inc. 2.50% 2005                                                              5,000            4,977
KfW 3.25% 2007                                                                                        23,000           22,855
Ontario (Province of) 2.65% 2006                                                                      10,000            9,884
                                                                                                                       37,716

MUNICIPALS -- 0.72%
State of Texas, Public Fin. Auth., Unemployment Compensation Obligation
     Assessment, Rev. Bonds, Series 2003-B, 3.125% 2007                                                9,150            9,011
State of New York, Dormitory Auth., City University System Consolidated Third
     General Resolution Rev. Bonds, Series 2003-2, 2.38% 2005                                          6,685            6,667
California Maritime Infrastructure Auth., Taxable Lease Rev. Bonds (San Diego
     Unified Port Dist.-South Bay Plant Acquisition), Series 1999,
     6.63% 2009(2),(3)                                                                                 6,146            6,396
State of New York, Sales Tax Asset Receivable Corp., Taxable Rev. Bonds, Series
     2005-B, FGIC insured, 3.83% 2009                                                                  5,000            4,914
State of New York, Housing Fin. Agcy., State Personal Income Tax Rev.  Bonds
     (Econ. Dev. and Housing), Series B, 2.39% 2006                                                    2,395            2,373
State of New York, Housing Fin. Agcy., State Personal Income Tax Rev.  Bonds
     (Econ. Dev. and Housing), Series B, 2.61% 2006                                                    2,450            2,422
Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-backed
     Bonds, Series 2003-A1, 5.00% 2021                                                                 3,165            3,191
State of New Jersey, Tobacco Settlement Fncg. Corp., Tobacco Settlement
     Asset-backed Bonds, Series 2003, 4.375% 2019                                                      2,000            1,981
State of Louisiana, Tobacco Settlement Financing Corp., Tobacco Settlement
     Asset-Backed Bonds, Series 2001-A, Class A, 6.36% 2025                                              770              753
                                                                                                                       37,708


TOTAL BONDS & notes (cost: $4,772,271,000)                                                                          4,795,690


PREFERRED STOCKS -- 0.56%
Financials -- 0.56%
Royal Bank of Scotland Group PLC, Series 3 Preference Shares, 7.816% (undated)                         7,500            7,831
HSBC Capital Funding LP, Series 1, 9.547% noncumulative step-up perpetual
     preferred (undated)(1),(2)                                                                        6,250            7,739
DBS Capital Funding Corp., Series A, 7.657% noncumulative guaranteed preference
     shares (undated)(1),(2)                                                                           6,000            6,909
BNP U.S. Funding LLC, Series A, 7.738% noncumulative preferred (undated)(1),(2)                        4,500            4,985
BNP Paribas Capital Trust 9.003% noncumulative trust preferred (undated)(1),(2)                        1,250            1,536


TOTAL PREFERRED STOCKS (cost: $30,221,000)                                                                             29,000


SHORT-TERM SECURITIES -- 9.25%

Pfizer Inc 1.84%-2.17% due 12/7/2004-2/1/2005(2),(7)                                                  71,500           71,280
Procter & Gamble Co. 2.03%-2.14% due 1/7-1/21/2005(2),(7)                                             59,000           58,834
Coca-Cola Co. 1.94%-2.11% due 12/16/2004-1/24/2005(7)                                                 52,900           52,733
Federal Home Loan Bank 1.75%-2.15% due 12/1/2004-1/14/2005(7)                                         48,200           48,147
Gannett Co. 1.76% due 12/2/2004(2)                                                                    33,400           33,397
Variable Funding Capital Corp. 2.08% due 1/14/2005(2)                                                 30,000           29,918
CAFCO LLC 1.84%-2.24% due 12/1/2004-1/18/2005(2)                                                      25,025           24,991
Bank of America Corp. 1.95% due 12/27/2004                                                            25,000           24,963
Federal Farm Credit Banks 2.03% due 12/27/2004                                                        25,000           24,962
Eli Lilly and Co. 2.03% due 1/12/2005(2)                                                              25,000           24,937
Wal-Mart Stores Inc. 1.95% due 12/13/2004(2)                                                          24,660           24,643
International Bank for Reconstruction and Development 1.75% due 12/2/2004                             22,400           22,398
U.S. Treasury Bills 1.833% due 1/20/2005                                                              20,000           19,948
Clipper Receivables Co. LLC 2.00% due 12/22/2004(2)                                                   19,200           19,176


TOTAL SHORT-TERM SECURITIES (cost: $480,353,000)                                                                      480,327


TOTAL INVESTMENT SECURITIES (cost: $5,282,845,000)                                                                 $5,305,017
Other assets less liabilities                                                                                        (112,793)

NET ASSETS                                                                                                         $5,192,224


(1) Coupon rate may change periodically.
(2) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $926,799,000 which represented 17.85% of the net assets of the fund.
(3) Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturities are shorter than the stated maturities.
(4) Index-linked bond whose principal amount moves with a government retail price index.
(5) Company not making scheduled interest payments; bankruptcy proceedings pending.
(6) Valued under fair value procedures adopted by authority of the Board of Trustees.
(7) This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.



FEDERAL INCOME TAX INFORMATION                           (dollars in thousands)

Gross unrealized appreciation on investment securities                                                           $44,214
Gross unrealized depreciation on investment securities                                                           (23,186)
Net unrealized appreciation on investment securities                                                              21,028
Cost of investment securities for federal income tax purposes                                                  5,283,989


ITEM 2 - Controls and Procedures

The Registrant's Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.


ITEM 3 - Exhibits

The certifications required by Rule 301-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

INTERMEDIATE BOND FUND OF AMERICA


By

/s/ John H. Smet
-------------------------------------------------------
John H. Smet, President and PEO

Date: January 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By

/s/ John H. Smet
-----------------------------------------------------
John H. Smet, President and PEO

Date: January 28, 2005


By

/s/ Sharon G. Moseley
-----------------------------------------------------
Sharon G. Moseley, Treasurer and PFO

Date: January 28, 2005